DISCONTINUED OPERATIONS - Divestiture of 2B (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Total liabilities held for sale		¥ 528,498		$ 44,441	¥ 310,029
Discontinued business | 2B business
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Transaction Facilitation Revenue	¥ 283,711	606,599	¥ 467,583
Cost of revenues	(157,653)	(292,595)	(176,916)
Gross profit	126,058	314,004	290,667
Sales and marketing	(120,082)	(187,811)	(264,919)
Research and development	(13,629)	(19,429)	(24,928)
General and administrative	(42,636)	(108,949)	(73,397)
Total operating expenses	(176,347)	(316,189)	(363,244)
Net loss from discontinued operations	(50,289)	(2,185)	(72,577)
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Advance from buyers collected on behalf of sellers		105,456			50,396
Other payables and accruals		69,232			60,525
Total liabilities held for sale		174,688			¥ 110,921
Net Cash Provided by (Used in) Discontinued Operations [Abstract]
Net cash used generated from/(used in) operating activities	2,338	(20,699)	27,897
Net cash (used in)/generated from investing activities	¥ 1,159	¥ (40,180)	¥ (17,206)